Supplement dated June 3, 2014
to the Classes Institutional, R-1, R-2, R-3, R-4 and R-5 Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2014

As supplemented on March 7, 2014, March 14, 2014 and April 28, 2014

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

INTERNATIONAL FUND I
Delete the paragraph directly following the fund name that begins with “On March 11, 2014.”
Delete the Annual Fund Operating Expenses table and footnotes and the Example and substitute:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment

	Institutional Class	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees(1)	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.06%	0.57%	0.49%	0.36%	0.32%	0.30%
Total Annual Fund Operating Expenses	0.95%	1.81%	1.68%	1.50%	1.31%	1.19%
(1)Management fees in the table have been restated to reflect current fees. Effective June 3, 2014, the Management Fees were reduced.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$97	$303	$525	$1,166
Class R-1	184	569	980	2,127
Class R-2	171	530	913	1,987
Class R-3	153	474	818	1,791
Class R-4	133	415	718	1,579
Class R-5	121	378	654	1,443

Under the Principal Investment Strategies heading, delete the paragraph that begins with “Principal Management Corporation invests between...”
Under the Performance heading, delete the bullet point that begins “Life of Fund results…”
Under the Performance heading, delete the Average Annual Total Returns table and substitute:

Average Annual Total Returns
For the periods ended December 31, 2013	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	20.08%	10.84%	6.41%
Institutional Class Return After Taxes on Distributions	19.83%	10.76%	5.89%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	11.95%	8.92%	5.43%
Class R-1 Return Before Taxes	19.01%	9.90%	5.50%
Class R-2 Return Before Taxes	19.15%	10.02%	5.63%
Class R-3 Return Before Taxes	19.36%	10.24%	5.81%
Class R-4 Return Before Taxes	19.67%	10.45%	6.02%
Class R-5 Return Before Taxes	19.76%	10.59%	6.15%
MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%
MSCI ACWI Ex-U.S. (reflects no deduction for fees, expenses, or taxes)	15.29%	12.81%	7.57%

After the paragraph that begins with “After-tax returns are calculated,” add the following:
Effective June 30, 2014, the Fund’s primary benchmark will change from the MSCI EAFE Index NDTR D to the MSCI ACWI Ex-U.S. because the MSCI ACWI Ex-U.S. more closely aligns with the Fund’s investments in developed and emerging markets than the MSCI EAFE Index NDTR D.
Delete the information under the Management heading and substitute:
Investment Advisor:
Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Origin Asset Management LLP

•	John Birkhold (since 2014), Partner

•	Chris Carter (since 2014), Partner

•	Nigel Dutson (since 2014), Partner

•	Tarlock Randhawa (since 2014), Partner

•	Nerys Weir (since 2014), Investment Manager

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS
In the table under the column heading “International I” and row labeled “Derivatives”, delete “Non-Principal” and substitute “Not Applicable.”
In the table under the column heading “International I” and row labeled “Hedging”, delete “Non-Principal” and substitute “Not Applicable.”

MANAGEMENT OF THE FUNDS
Under The Manager heading, delete the third paragraph and substitute:
Principal provides investment advisory services with respect to 10-35% of the assets of the following Funds:
LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I, MidCap Value Fund III, Overseas Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, and SmallCap Value Fund II. The remaining assets in each of these Funds will be managed by the sub-advisor(s) named in the prospectus.

Under The Sub-Advisors heading, delete the information regarding Pyramis Global Advisors, LLC and Schroder Investment Management North America Inc., and add:

Sub-Advisor: Origin Asset Management LLP ("Origin"), One Carey Lane, London, EC2V 8AE, UK manages global equity securities for institutional clients.
Origin is the sub-advisor for the International Fund I.
The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.
John Birkhold has been with Origin since 2009. He earned a BS and ME in Systems Engineering from the University of Virginia and an MBA in Finance from the University of Chicago.
Chris Carter has been with Origin since 2005. Mr. Carter is a graduate of Gonville & Caius College, Cambridge, with an MA Honours Degree in Economics and Philosophy.
Nigel Dutson has been with Origin since 2005. Mr. Dutson is a graduate of Surrey University with a BSc Joint Honours Degree in Mathematics & Economics.
Tarlock Randhawa has been with Origin since 2005. Mr. Randhawa is a graduate of Brunel University with a BSc Joint Honours Degree in Mathematics & Management.
Nerys Weir has been with Origin since 2008. She is a graduate of Leicester University with a BA Honours Degree in Ancient History and Archaeology.

Delete the The Sub-Sub-Advisor heading and the information below it.

APPENDIX B- RELATED PERFORMANCE OF ORIGIN ASSET MANAGEMENT LLP
Origin Asset Management LLP ("Origin") is the sub-advisor for the International Fund I (the "Fund"). The Fund has recently changed sub-advisors. Therefore, the Fund provides you with the following Performance Results table that shows the performance results of the Origin International (ex US) Composite as well as the performance of the MSCI EAFE Index NDTR D (the Fund’s primary benchmark) and the MSCI ACWI Ex-U.S. (the Fund’s primary benchmark effective June 30, 2014), broad-based securities market indexes comparable to Origin’s composite.
Origin’s composite consists of historical information about all client accounts Origin manages that have investment objectives, policies, and strategies substantially similar to those of the Fund. The composite is provided to illustrate Origin’s past performance in managing accounts with investment objectives and strategies substantially similar to those of the Fund. The composite does not represent the performance of the Fund. Origin’s composite is provided for time periods during which the Fund existed and, therefore, can be compared to the past performance of the Fund.
Origin computes its composite performance based upon its asset weighted average performance with regard to accounts it manages that have investment objectives, policies, and strategies substantially similar to those of the Fund. Origin’s composite performance results are net of all fees and expenses incurred by any client account in the composite. If Origin’s composite performance results were to be adjusted to reflect the fees and expenses of the Fund, the composite performance results shown would be lower. Although the Fund and the client accounts comprising the Origin composite have substantially similar investment objectives, policies, and strategies, you should not assume that the Fund will achieve the same performance as the composite. For example, the Fund's future performance may be better or worse than the composite's performance due to, among other things, differences in sales charges, expenses, asset sizes, and cash flows of the Fund and those of the client accounts represented in the composite.

The client accounts in Origin’s composite can change from time-to-time. None of the accounts included in the Origin composite are mutual funds registered under the Investment Company Act of 1940 (“1940 Act”). Those accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance of the composite shown below may have been lower.
Portions of the information below are based on data supplied by Origin and from statistical services, reports, or other sources believed by Principal Management Corporation (“Principal”) to be reliable. However, Principal has not verified or audited such information.
The effect of taxes is not reflected in the composite performance information below because the effect would depend on each client's tax status.
Current performance of the Origin composite may be lower or higher than the performance data shown below.

PERFORMANCE RESULTS
Total Returns as of December 31 each year

Highest return for a quarter during the period of the bar chart above:	Q3 '10	19.07%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	-21.16%

	Average Annual Total Returns (through December 31, 2013)
	1 YR	Since Inception of Composite (11/1/2009)
Origin International Equity Composite	25.54%	9.95%
MSCI EAFE Index NDTR D	22.78%	8.62%
MSCI ACWI Ex-U.S Index	15.29%	7.61%

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